Note 8 - Financial Instruments - Fair Value of Derivative Financial Assets and Liabilities (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		$ 197,202	$ 218,769
Fair value of derivative financial assets, non-current		52,119	64,662
Fair value of derivative financial liabilities, current		51,375	86,288
Fair value of derivative financial liabilities, non-current		39,862	51,871
Physical forward contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[1]	145,955	198,891
Fair value of derivative financial assets, non-current	[1]	34,831	60,550
Fair value of derivative financial liabilities, current	[1]	25,206	32,451
Fair value of derivative financial liabilities, non-current	[1]	25,068	29,003
Financial swap contracts and options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[2]	25,984	8,133
Fair value of derivative financial assets, non-current	[2]	6,372	1,342
Fair value of derivative financial liabilities, current	[2]	13,710	34,369
Fair value of derivative financial liabilities, non-current	[2]	14,141	22,117
Foreign exchange forward contracts [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		(94)
Fair value of derivative financial assets, non-current		3,232
Fair value of derivative financial liabilities, current			1,068
Fair value of derivative financial liabilities, non-current			505
Share swap [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets, non-current
Fair value of derivative financial liabilities, current		10,888	18,400
Fair value of derivative financial liabilities, non-current
Weather derivative [Member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current	[3]	9,430
Fair value of derivative financial assets, non-current
Fair value of derivative financial liabilities, current
Fair value of derivative financial liabilities, non-current
European-focused senior convertible unsecured 6.5% convertible bonds, conversion feature [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current
Fair value of derivative financial assets, non-current
Fair value of derivative financial liabilities, current
Fair value of derivative financial liabilities, non-current			246
Other derivative options [member]
Statement Line Items [Line Items]
Fair value of derivative financial assets, current		15,927	11,745
Fair value of derivative financial assets, non-current		7,684	2,770
Fair value of derivative financial liabilities, current		1,571
Fair value of derivative financial liabilities, non-current		$ 653

[1]	Physical forward contracts and options consist of: Electricity contracts with a total remaining volume of 37,553,624 MWh, a weighted average price of $51.20/MWh and expiry dates up to September 30, 2028. Natural gas contracts with a total remaining volume of 99,308,364 GJs, a weighted average price of $3.85/GJ and expiry dates up to December 31, 2024. Renewable energy certificates ("RECs") and emission-reduction credit contracts with a total remaining volume of 3,561,521 MWh and 196,200 tonnes, respectively, a weighted average price of $29.12/REC and $3.28/tonne, respectively, and expiry dates up to December 31, 2028 and December 31, 2021. Electricity generation capacity contracts with a total remaining volume of 4,352 MWCap, a weighted average price of $4,924.08/MWCap and expiry dates up to October 31, 2022. Ancillary contracts with a total remaining volume of 857,880 MWh, a weighted average price of $23.29/MWh and expiry dates up to December 31, 2020. Heat rate contracts with a total remaining volume of 12,400 MWh, a weighted average price of $28.02/MWh and expiry dates up to January 31, 2019.
[2]	Financial swap contracts and options consist of: Electricity contracts with a total remaining volume of 12,427,564 MWh, an average price of $47.99/MWh and expiry dates up to November 30, 2024. Natural gas contracts with a total remaining volume of 132,840,923 GJs, an average price of $3.73/GJ and expiry dates up to December 31, 2024. Electricity generation capacity contracts with a total remaining volume of 99 MWCap, a weighted average price of $162,000.44/MWCap and expiry dates up to October 31, 2020. Ancillary contracts with a total remaining volume of 1,468,080 MWh, a weighted average price of $21.98/MWh and expiry dates up to December 31, 2020.
[3]	Weather derivatives consist of: Weather swaps for HDDs with temperature strike values of 25.00-30.00 Fahrenheit and power strike prices of $100.00/MWh and an expiry date of February 28, 2019. HDD collar options with put strike values ranging from 943 to 4,919 HDD and call strike values ranging from 1,143 to 5,119 HDD. HDD natural gas swaps with strike prices based on certain natural gas futures contracts in accordance with the Intercontinental Exchange and strike values ranging from 130 to 1,255 HDD. HDD natural gas swaps with strike prices ranging from $1.47 to $9.05/MMBTU and strike values ranging from 273 to 1,255 HDD.